Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
12. INVENTORIES

	As at December 31,
	2019	2018
Ore stockpiles	6,657	8,532
Copper contained in concentrate	9,055	3,166
Molybdenum concentrate	230	549
Materials and supplies	27,678	26,739
	43,620	38,986
During the year ended December 31, 2019, the Company recorded an impairment of $5,830 (2018: $12,573) to adjust the carrying value of ore stockpiles to net realizable value, of which $2,398 (2018: $4,225) is recorded in depletion and amortization and the balance in production costs.